CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Feb. 28, 2013
CONSOLIDATED STATEMENTS OF CASH FLOWS
Acquisitions, cash acquired	$ 102,988	$ 0	$ 0
Issuance costs of convertible bond	$ 5,277,058